Franchise arrangements - Schedule of Revenues from Franchised Restaurants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues:	$ 4,331,878	$ 3,618,902	$ 2,659,941
Revenues from franchised restaurants
Disaggregation of Revenue [Line Items]
Revenues:	194,203	161,411	116,034
Rent
Disaggregation of Revenue [Line Items]
Revenues:	193,518	160,795	115,418
Sublease Income	154,087	132,327	97,756
Initial fees
Disaggregation of Revenue [Line Items]
Revenues:	417	401	321
Initial fees paid to McDonald's Corporation	963	1,012	739
Royalty fees
Disaggregation of Revenue [Line Items]
Revenues:	268	215	295
Royalty fees paid to McDonald's Corporation	$ 71,667	$ 62,360	$ 46,476